Loans Receivable and Allowance for Loan Losses	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Loans Receivable and Allowance for Loan Losses

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

The loans receivable portfolio is segmented into real estate and consumer loans. Real estate loans consist of the following classes: one- to four-family real estate, multi-family real estate, commercial real estate, and construction real estate. Consumer loans consist of the following classes: second mortgage loans, equity lines of credit and passbook or certificate and other consumer loans.

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2014	2013
	(In Thousands)
Real estate:
One- to four-family	$526,670	$419,240
Multi-family	21,565	14,990
Commercial	25,156	13,671
Construction	553	937

	573,944	448,838
Consumer:
Second mortgage	8,661	6,687
Passbook or certificate	758	838
Equity lines of credit	2,255	2,218
Other loans	60	55

	11,734	9,798

Total Loans	585,678	458,636

Loans in process	(207)	(169)
Net purchase premiums, discounts, and deferred loan costs	2,107	845

	1,900	676

Total Loans, Net	$587,578	$459,312

The allowance for loan losses consists of general and unallocated components. For loans that are classified as impaired, a valuation allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component of the allowance covers pools of loans by loan class not considered impaired, as well as smaller balance homogeneous loans, such as one- to four-family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors to reflect current conditions. The qualitative risk factors include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions, including the value of underlying collateral for collateral dependent loans.

3.	Nature and volume of the portfolio and terms of loans.

4.	Experience, ability, and depth of lending management and staff.

5.	The quality of the Bank’s loan review system.

6.	Volume and severity of past due, classified and nonaccrual loans.

7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	Effect of external factors, such as competition and legal and regulatory requirements.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating losses in the portfolio.

The evaluation of the adequacy of the allowance is based on an analysis which categorizes the entire loan portfolio by certain risk characteristics. The loan portfolio segments are further disaggregated into the following loan classes, where the risk level for each type is analyzed when determining the allowance for loan losses.

Real Estate:

1. One- to Four-Family Loans—consists of loans secured by first liens on either owner occupied or investment properties. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank has always had conservative underwriting standards and does not have sub-prime loans in its loan portfolio.

2. Multi-Family Loans—consists of loans secured by multi-family real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank believes it has always had conservative underwriting standards.

3. Commercial Loans—consists of loans secured by commercial real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank believes it has always had conservative underwriting standards. These loans are affected by economic conditions to a greater degree than one- to four-family and multi-family loans.

4. Construction Loans—consists primarily of the financing of construction of one- to four family properties or construction/permanent loans for the construction of one- to four-family homes to be occupied by the borrower. Construction loans generally are considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate due to uncertainty of construction costs. Independent inspections are performed prior to disbursement of loan proceeds as construction progresses to mitigate these risks. These loans are also affected by economic conditions.

Consumer:

1. Second Mortgage and Equity Lines of Credit—consists of one- to four-family loans secured by first, second or third liens (when the Bank has the two other lien positions) or, in one instance, a commercial property. These loans are affected by the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy. The credit risk is considered slightly higher than one- to four-family first lien loans as these loans are also dependent on the value of underlying properties, but have the added risk of a subordinate collateral position.

2. Passbook or Certificate and Other Loans—consists of loans secured by passbook accounts and certificates of deposits and unsecured loans. The passbook or certificate loans have low credit risk as they are fully secured by their collateral. Unsecured loans, included in other loans, are two loans in a New Jersey loan fund and they also are considered a low credit risk.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Non-classified assets are rated as pass or pass-watch. Pass-watch loans require current oversight or tracking by management generally due to incomplete documentation or monitoring due to previous delinquent status.

In addition, the OCC, as an integral part of its examination process, periodically reviews the Bank’s loan portfolio and the related allowance for loan losses. The OCC may require the allowance for loan losses to be increased based on its review of information available at the time of the examination.

The change in the allowance for loan losses for the years ended March 31, 2014, 2013 and 2012 is as follows:

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500
Charge-offs	(194)	(28)	—	—	—	—	—	(222)
Recoveries	16	—	—	—	—	—	—	16
Provision charged to operations	511	27	125	(3)	7	—	110	777

At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762

At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
At March 31, 2011:
Total allowance for loan losses	$1,601	$103	$93	$11	$46	$3	$23	$1,880
Charge-offs	(31)	—	(6)	—	—	—	—	(37)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	163	90	18	(7)	(4)	(2)	(11)	247

At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2014 and 2013.

March 31, 2014	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,460	186	224	2	45	1	153	3,071

Total	$2,460	$186	$224	$2	$45	$1	$153	$3,071

Loans:
Individually evaluated for impairment	$387	$208	$247	$—	$—	$—	$—	$842
Collectively evaluated for impairment	526,283	21,357	24,909	553	10,916	818	—	584,836

Total	$526,670	$21,565	$25,156	$553	$10,916	$818	$—	$585,678

March 31, 2013	One-to Four -Family Real Estate	Multi-Family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,127	187	99	5	38	1	43	2,500

Total	$2,127	$187	$99	$5	$38	$1	$43	$2,500

Loans:
Individually evaluated for impairment	$528	$—	$251	$—	$—	$—	$—	$779
Collectively evaluated for impairment	418,712	14,990	13,420	937	8,905	893	—	457,857

Total	$419,240	$14,990	$13,671	$937	$8,905	$893	$—	$458,636

The aggregate amount of classified loan balances are as follows at March 31, 2014 and 2013:

March 31, 2014	One-to Four- Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Total Loans
	(In Thousands)
Non-classified:	$520,172	$21,565	$24,909	$553	$10,848	$818	578,865
Classified:
Special mention	1,322	—	—	—	31	—	1,353
Substandard	5,176	—	247	—	37	—	5,460
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$526,670	$21,565	$25,156	$553	$10,916	$818	$585,678

March 31, 2013	One-to Four- Family Real Estate	Multi-family Real Estate	Commercial Real Estate	Construction Real Estate	Second Mortgage and Equity Lines of Credit	Passbook or Certificate and Other Loans	Total Loans
	(In Thousands)
Non-classified:	$412,488	$14,990	$13,356	$937	$8,748	$893	451,412
Classified:
Special mention	1,191	—	64	—	9	—	1,264
Substandard	5,561	—	251	—	148	—	5,960
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—

Total loans	$419,240	$14,990	$13,671	$937	$8,905	$893	$458,636

The following table provides information with respect to our nonaccrual loans at March 31, 2014 and 2013. Loans are generally placed on nonaccrual status when they become more than 90 days delinquent, or when the collection of principal and, or interest become doubtful. Nonaccrual loans differed from the amount of total loans past due greater than 90 days due to some previously delinquent loans that are currently not more than 90 days delinquent which are maintained on nonaccrual status for a minimum of six months until the borrower has demonstrated the ability to satisfy the loan terms. A loan is returned to accrual status when there is sustained consecutive period of repayment performance (generally six consecutive months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2014	2013
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One- to four-family	$4,848	$5,496
Commercial	247	251
Consumer and other loans:
Second mortgage	37	148

Total nonaccrual loans	$5,132	$5,895

During the years ended March 31, 2014, 2013 and 2012, interest income of approximately $251,000, $201,000, and $119,000, respectively, was recognized on these loans on a cash basis. Interest income that would have been recorded, had the loans been on accrual status and performing in accordance with the original terms of the contracts, amounted to approximately $242,000, $296,000, and $206,000, respectively, for the years ended March 31, 2014, 2013, and 2012.

The following table provides information about delinquencies in our loan portfolio at March 31, 2014 and 2013.

March 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,278	$914	$2,150	$5,342	$521,328	$526,670
Multi-family	—	—	—	—	21,565	21,565
Commercial	—	—	247	247	24,909	25,156
Construction	—	—	—	—	553	553
Consumer and other loans:
Second mortgage and equity lines of credit	24	—	37	61	10,855	10,916
Passbook or certificate and other loans	—	—	—	—	818	818

Total	$2,302	$914	$2,434	$5,650	$580,028	$585,678

March 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Current	Total Gross Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,076	$300	$3,693	$6,069	$413,171	$419,240
Multi-family	—	—	—	—	14,990	14,990
Commercial	—	251	—	251	13,420	13,671
Construction	—	—	—	—	937	937
Consumer and other loans:
Second mortgage and equity lines of credit	9	4	39	52	8,853	8,905
Passbook or certificate and other loans	—	96	—	96	797	893

Total	$2,085	$651	$3,732	$6,468	$452,168	$458,636

There were no loans that are past due greater than 90 days that were accruing as of March 31, 2014 and 2013.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not generally evaluate them for impairment, unless they are considered troubled debt restructurings. All other loans are evaluated for impairment on an individual basis.

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2014, 2013 and 2012, were as follows:

At or For The Year Ended March 31, 2014	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$387	$558	$376	$17
Multi-family	208	235	80	7
Commercial	247	247	249	12

Total impaired loans	$842	$1,040	$705	$36

At or For The Year Ended March 31, 2013	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$528	$718	$593	$19
Commercial	251	251	253	12

Total impaired loans	$779	$969	$846	$31

At or For The Year Ended March 31, 2012	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$909	$1,119	$1,104	$50
Commercial	256	256	329	28

Total impaired loans	$1,165	$1,375	$1,433	$78

The recorded investment in loans modified in a troubled debt restructuring totaled $523,000 at March 31, 2014, of which $8,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2014. The recorded investment in loans modified in a troubled debt restructuring totaled $528,000 at March 31, 2013, of which $217,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and had complied with the terms of their restructure agreements at March 31, 2013. The recorded investment in loans modified in a troubled debt restructuring totaled $909,000 at March 31, 2012, of which $34,000 was 30-59 days past due and $218,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and had complied with the terms of their restructure agreements at March 31, 2012. Loans that were modified in a troubled debt restructuring represent concessions made to borrowers experiencing financial difficulties. The Company works with these borrowers to modify existing loan terms usually by extending maturities or reducing interest rates. The Company records an impairment loss, if any, based on the present value of expected future cash flows discounted at the original loan’s effective interest rate. Subsequently, these loans are individually evaluated for impairment.

The following table presents troubled debt restructurings by class during the periods indicated (there were none during the year ended March 31, 2013).

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Charge-off Recorded Upon Restructuring
	(Dollar In Thousands)
Year Ended March 31, 2014
Multi-Family Real Estate	1	$237	$210	$27
Year Ended March 31, 2012
One- to Four-Family Real Estate	3	$586	$596	$31

The following table presents troubled debt restructurings which, during the periods indicated, defaulted within twelve months of restructuring. There were no new troubled debt restructurings defaults that occurred within twelve months of restructuring during the years ended March 31, 2014 and 2013.

	Number of Loans	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
		(Dollar In Thousands)
Year Ended March 31, 2012
One- to Four-Family Real Estate	1	$212	$208

The Company and the Bank have granted loans to the MHC and certain officers and directors of the Company and Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2014	2013
	(In Thousands)
Balance, beginning	$1,140	$1,690
Loans originated	—	7
Newly associated persons	—	111
No longer associated persons	(159)	—
Collection of principal	(74)	(668)

Balance, ending	$907	$1,140